CAPITAL STOCK - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 share $ / shares	Dec. 31, 2020 share	Dec. 31, 2019 share
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding	6,216,700	6,031,500	8,758,750
Remaining life (years)	2 years 8 months 1 day
Options exerciseable	4,261,949
Expire August 4, 2022 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 1.88
Options outstanding	397,500
Remaining life (years)	7 months 2 days
Options exerciseable	397,500
Expire January 2, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 1.84
Options outstanding	350,000
Remaining life (years)	1 year 3 days
Options exerciseable	350,000
Expire January 4, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 1.94
Options outstanding	570,000
Remaining life (years)	1 year 3 days
Options exerciseable	570,000
Expire November 13, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 3.30
Options outstanding	172,500
Remaining life (years)	1 year 10 months 13 days
Options exerciseable	172,500
Expire December 14, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 3.24
Options outstanding	1,235,000
Remaining life (years)	1 year 11 months 12 days
Options exerciseable	1,235,000
Expire May 30, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 4.54
Options outstanding	110,250
Remaining life (years)	2 years 4 months 28 days
Options exerciseable	110,250
Expire September 4, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.21
Options outstanding	850,000
Remaining life (years)	2 years 8 months 4 days
Options exerciseable	850,000
Expire December 19, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.24
Options outstanding	757,950
Remaining life (years)	2 years 11 months 19 days
Options exerciseable	501,699
Expire September 14, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 12.53
Options outstanding	150,000
Remaining life (years)	3 years 8 months 15 days
Options exerciseable	50,000
Expire November 11, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 12.63
Options outstanding	25,000
Remaining life (years)	3 years 10 months 13 days
Options exerciseable	8,333
Expire December 7, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 11.22
Options outstanding	50,000
Remaining life (years)	3 years 11 months 8 days
Options exerciseable	16,667
Expire February 25, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 10.87
Options outstanding	742,000
Remaining life (years)	4 years 1 month 28 days
Options exerciseable	0
Expire July 26, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 9.97
Options outstanding	100,000
Remaining life (years)	4 years 6 months 25 days
Expire August 3, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 10.80
Options outstanding	52,500
Remaining life (years)	4 years 7 months 2 days
Options exerciseable	0
Expire December 21, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 9.79
Options outstanding	654,000
Remaining life (years)	4 years 11 months 23 days
Options exerciseable	0